Equipment	12 Months Ended
Dec. 31, 2020
Equipment.
Equipment

Note 17 Equipment

	December 31,
	2020	2019
Cost at opening balance	118	813
Acquisition for the year	0	118
Disposal for the year	0	(813)
Exchange differences	(4)	—
Additional, through business combinations	100	—
Cost at closing balance	214	118

Depreciation at opening balance	(14)	(706)
Deprecation for the year	(37)	(44)
Disposal for the year	0	736
Depreciation at closing balance	(51)	(14)

Net book value	163	104

Depreciation on equipment are included in the consolidated statement  of income under Administrative and selling expenses amounted to SEK 37 and SEK 44 for the year ended December 31, 2020 and 2019, respectively.